Note 27 - Other Reserves (Details Textual)				11 Months Ended	12 Months Ended
	Jul. 21, 2021 shares	Jun. 30, 2021 USD ($) $ / shares shares	Aug. 07, 2020 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 $ / shares	Jun. 30, 2021 $ / shares	Aug. 31, 2020 AUD ($) shares	Jun. 30, 2020 AUD ($) $ / shares shares
Statement Line Items [Line Items]
Convertible securities, conversion price (in dollars per share) | $ / shares		$ 10.2		$ 10.2			$ 10.2	$ 10.2
Number of convertible preference shares outstanding (in shares) | shares											2,473,367
Convertible preference, shares, face value, price per share (in AUD per share) | (per share)			$ 3								$ 3
Convertible preference shares, value, face value and accrued dividends											$ 11,059,348
Number of Instruments, Convertible Loan Notes Outstanding (in shares) | shares											2,473,367
Convertible loan notes, shares, face value, price per share (in AUD per share) | (per share)			$ 7								$ 7
Convertible loan notes, value, face value and accrued dividends											$ 25,075,203
Equity Instruments, Quarterly Interest Rate			7.00%					7.00%
Convertible securities, issue price (in dollars per share) | $ / shares			$ 10
Number of convertible loan notes and preference shares converted to preference shares (in shares) | shares			426,528
Issued capital		$ 222,000		$ 222,000	$ 308,000	$ 256,000	$ 222,000
Interest paid			$ 26,708
Dividends paid			$ 11,447
Number of convertible loan notes and preference shares converted to ordinary shares (in shares) | shares		2,005,190
Increase (decrease) through conversion of convertible instruments, equity		$ 20,500,000				0
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares) | shares		2,005,190
Share issue related cost					400,000	100,000	$ 2,800,000
Reserves for equity incentive costs					100,000	1,900,000
Increase (decrease) through equity instruments, equity, shares delivered to participants					$ 100,000	$ 1,900,000
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares) | shares	2,005,190
Aevitas Preference Shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares) | shares		426,528		426,528			426,528			426,528
Issued capital		$ 3,208,922		$ 3,208,922			$ 3,208,922			$ 4,265,280
Dividends paid				121,905
Dividends recognised as distributions to non-controlling interests				$ 185,480
Par value per share (in dollars per share) | $ / shares									$ 10